Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization and Principal Activities
Schedule of subsidiaries, VIEs and subsidiaries of VIEs

The details of the subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2018 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Fread Limited *	Cayman Island	May 20, 2014	100%	Investment holding
Convergence Investment Co. Ltd.	Cayman Island	July 17, 2015	100%	Investment holding
Fengyu Limited	Cayman Island	November 14, 2017	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Game
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Game
Tianjin Fengying Hongda Culture Communication Co., Ltd. ("Fengying Hongda")	PRC	March 13, 2017	100%	Advertising
Fengyu (Hong Kong) Information Technology Company Limited	Hong Kong	December 14, 2017	100%	Investment holding
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Digital entertainment
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Game
Shanghai Meowpaw Information Technology Co., Ltd. (“Meowpaw”)	PRC	January 14, 2015	75%	Game
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”) **	PRC	June 1, 2012	100%	Digital entertainment
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Youjiuzhou Technology Co., Ltd. (“Youjiuzhou”)	PRC	June 10, 2014	100%	Game
Beijing Huanyou Tianxia Technology Co., Ltd. (“Huanyou Tianxia”)	PRC	June 16, 2014	100%	Game
Chengdu Huanyou Tianxia Network Technology Co., Ltd. (“Chengdu Huanyou”)	PRC	January 20, 2015	100%	Game
Shanghai Yixi Network Technology Co., Ltd. (“Yixi Network”)	PRC	March 26, 2015	100%	Software development
Beijing Fenghuang Convergence Investment Co., Ltd. (“Fenghuang Convergence”)	PRC	September 18, 2015	100%	Investment holding
Beijing Fenghuang Yunfu Information Technology Co., Ltd. (“Fenghuang Yunfu“)	PRC	April 12, 2016	100%	Software development
Shanghai Fengyu Shixun Technology Co., Ltd. (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Digital entertainment
Beijing Fengyue Culture Technology Co., Ltd. ("Fengyue Culture")	PRC	January 19, 2017	100%	Digital entertainment
Beijing Fengge Advertising Co., Ltd. ("Fengge Advertising")	PRC	March 15, 2017	100%	Advertising
Tianjin Fengman Culture Media Co., Ltd. ("Fengman Culture")	PRC	March 15, 2017	100%	Digital entertainment
Beijing Fengying Software Technology Co., Ltd. ("Fengying Technology") ***	PRC	April 20, 2017	100%	Software development
Tianjin Fengxiaoman Culture Media Co., Ltd. ("Fengxiaoman")	PRC	September 21, 2017	100%	Digital entertainment
Fengge Data (Tianjin) Co., Ltd. ("Fengge Data")	PRC	October 25, 2017	100%	Digital entertainment
Tianjin Nashi Technology Co., Ltd. ("Nashi Technology")	PRC	October 25, 2017	100%	Digital entertainment
Mumu Technology (Tianjin) Co., Ltd. (“MumuTechnology”)	PRC	August 15,2017	100%	Software development
Hangzhou Qike Technology Co., Ltd. (“Hangzhou Qike”)	PRC	February 13,2015	100%	Software development
Beijing Yitian Xindong Network Technology Co., Ltd. ("Yitian Xidong")	PRC	September 05,2008	25.5%	Digital entertainment

* In January 2018, the name of "I Game Limited" was changed to "Fread Limited".

** In April 2017, the name of “Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd.” was changed to “Beijing Fengyu Network Technology Co., Ltd.”.

*** In June 2018, the name of "Beijing Fengying Culture Technology Co., Ltd. "was changed to "Beijing Fengying Software Technology Co., Ltd.".

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Current assets	921,891	979,025	142,393
Non-current assets	71,434	530,118	77,102
Total assets	993,325	1,509,143	219,495
Accounts payable	153,094	135,407	19,694
Amounts due to related parties	6,255	11,531	1,677
Amounts due to inter-company entities	461,819	631,392	91,832
Advances from customers	28,433	31,686	4,609
Taxes payable	49,390	48,697	7,083
Salary and welfare payable	38,029	40,949	5,956
Accrued expenses and other current liabilities	51,071	189,228	27,522
Current liabilities	788,091	1,088,890	158,373
Non-current liabilities	20,979	28,796	4,188
Total liabilities	809,070	1,117,686	162,561

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenues	1,140,954	769,943	591,495	86,029
Net loss	(30,641)	(7,760)	(112,146)	(16,311)

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	34,079	(3,950)	100,256	14,582
Net cash (used in)/provided by investing activities	(124,610)	65,600	(164,190)	(23,880)
Net cash provided by/(used in) financing activities	2,000	(2,000)	—	—